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               U. S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                   FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2




1.  Dresdner RCM Equity Funds, Inc.
    Four Embarcadero Center, Suite 3000
    San Francisco, California  94111
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    NAME AND ADDRESS OF ISSUER:


2.  Dresdner RCM Growth Equity Fund
    Dresdner RCM Small Cap Fund
    Dresdner RCM International Growth Equity Fund A
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    THE NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED:


3.  INVESTMENT COMPANY ACT FILE NUMBER: 811-02913
    SECURITIES ACT FILE NUMBER: 2-63825

4.  December 31, 1997
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   LAST DAY OF FISCAL YEAR FOR WHICH THIS NOTICE IS FILED:

5.  N/A
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    CHECK BOX IF THIS NOTICE IS BEING FILED MORE THAN 180 DAYS AFTER THE CLOSE
    OF THE ISSUER'S FISCAL YEAR FOR PURPOSES OF REPORTING SECURITIES SOLD
    AFTER THE CLOSE OF THE FISCAL YEAR BUY BEFORE TERMINATION OF THE ISSUER'S 24f-2 DECLARATION:

6.  N/A
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    DATE OF TERMINATION OF ISSUER'S DECLARATION UNDER RULE 24f-2(a)(1), IF
    APPLICABLE (SEE INSTRUCTIONS A.6):

7.  N/A
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    NUMBER AND AMOUNT OF SECURITIES OF THE SAME CLASS OR SERIES WHICH HAD BEEN
    REGISTERED UNDER THE SECURITIES ACT OF 1933 OTHER THAN PURSUANT TO RULE 24f-2 IN A PRIOR FISCAL YEAR, BUT WHICH REMAINED UNSOLD AT THE BEGINNING
    OF THE FISCAL YEAR:

8.  N/A
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    NUMBER AND AMOUNT OF SECURITIES REGISTERED DURING THE FISCAL YEAR OTHER
    THAN PURSUANT TO THE 24f-2:

9.  N/A
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    NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR:

                                                          Page 1
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10. 19,200,105= number of shares   $192,641,300 = aggregate sale price
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    NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL
    YEAR IN RELIANCE UPON REGISTRATION PURSUANT TO RULE 24f-2.

11. 36,776,219= number of shares      $274,355,104 = aggregate sale price
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    NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL
    YEAR IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS, IF APPLICABLE (SEE INSTRUCTION B.7):

12. CALCULATION OF REGISTRATION FEE:

    (i)   Aggregate sale price of securities sold during        192,641,300.00
           the fiscal year in reliance on rule 24f-2
           (from Item 10):

    (ii)  Aggregate price of shares issued in connection        274,355,104.00
           with dividend reinvestment plans (from 11, if applicable):

    (iii) Aggregate price of shares redeemed or repurchased    (250,425,541.00)
           during the fiscal year (if applicable):

    (iv)  Aggregate price of shares redeemed or repurchased                 --
           and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

    (v)   Net aggregate price of securities sold and issued     216,570,863.00
           during the fiscal year in reliance on rule 24f-2 line (i), plus line (ii), less line (iii), plus line (iv) (if applicable):

    (vi)  Multiplier prescribed by section 8(b) of the               0.030303%
           Securities Act of 1933 or other applicable law         (1/33 of 1%)
           or regulation (see instruction C.8):

    (vii) Fee due (line (i) or line (v) multiplied by line (vi)): $  65,627.53

    INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv) and (v) ONLY
                 IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.

13. X
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    CHECK BOX IF FEES ARE BEING REMITTED TO THE COMMISSION'S LOCKBOX
    DEPOSITORY AS DESCRIBED IN SECTION 3a. OF THE COMMISSION'S RULES OF INFORMAL AND OTHER PROCEDURES (17 CFR 202.3a)

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  March 31, 1998
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  DATE OF MAILING OR WIRE TRANSFER OF FILING FEES TO THE COMMISSION'S
  LOCKBOX DEPOSITORY:


  /s/ Richard W. Ingram
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  SIGNATURES


  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  BY (SIGNATURES AND TITLE)*  Richard W. Ingram, President

  DATE   3/31/98
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  * Please print the name and title of the signing officer below the signature.


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